Filed pursuant to Rule 497(e)

File Registration Nos.: 811-23159 and 333-211845

January 26, 2018

GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND

Supplement dated January 26, 2018
to the Statements of Additional Information dated:

August 21, 2017 for Class F Shares (CRDFX),
August 11, 2017 for Class L Shares (CRDLX), and

March 31, 2017 for Class A (CRDTX), Class C (CGCCX), and Class I Shares (CRDIX)

This Supplement revises each applicable Statement of Additional Information (“SAI”) for each share class listed above of the Griffin Institutional Access Credit Fund (the “Fund”). This Supplement updates certain information contained in each SAI. Please review this important information carefully.

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Effective as of January 17, 2018, Mr. Ryan Del Giudice replaced Mr. Jay Haas, Jr. as the Fund’s Chief Compliance Officer. The Interested Trustees and Officers table under the “Management of the Fund” section of each SAI is hereby deleted and replaced in its entirety with the following:

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During Last 5 Years
Kevin Shields Age: 59	President and Trustee Since 2017	Chairman and Chief Executive Officer, Griffin Capital Company, LLC; Chief Executive Officer, Griffin Capital Credit Advisor, LLC; Chairman and Chief Executive Officer, Griffin Capital Securities, LLC; President and Chief Executive Officer, Griffin Capital Essential Asset REIT, Inc. and Griffin Capital Essential Asset REIT II, Inc.; President and Director, Griffin Capital BDC Corp., 2014-2017.	2

President and Trustee, Griffin Institutional Access Real Estate Fund, 2014-present; Chairman, Griffin Capital Company, LLC, 1995- present; Director, Griffin Capital Essential Asset REIT, Inc., 2008-present; Director, Griffin Capital Essential Asset REIT II, Inc. 2014-present; Director., Griffin Capital BDC Corp., 2014-2017.

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During Last 5 Years
Joseph Miller Age: 54	Treasurer Since 2017	Chief Financial Officer and Chief Operating Officer, Griffin Capital Company, LLC; Chief Financial Officer, Griffin Capital BDC Corp., 2014-2017.	n/a	Treasurer, Griffin Institutional Access Real Estate Fund, 2014-present.
Randy Anderson Age: 49	Executive Vice President, Secretary and Trustee Since 2017	Chief Economist, Griffin Capital Company, LLC; Chief Investment Officer, Griffin Capital Advisor, LLC; President, Griffin Capital Asset Management Company, LLC; Howard Phillips Eminent Scholar Chair and Professor of Real Estate, University of Central Florida; President, Bluerock Real Estate LLC; President, CNL Real Estate Advisors; Chief Economist, Marcus and Millichap Company; Executive Vice President, Griffin Capital BDC Corp., 2014-2017.	2	Trustee, Portfolio Manager and Secretary, Griffin Institutional Access Real Estate Fund, 2014-present.
Ryan Del Giudice Age: 27	Chief Compliance Officer Since 2018

Chief Compliance Officer, Griffin Capital Advisor, LLC, 2018-present; Chief Compliance Officer, Griffin Capital Credit Advisor, LLC, 2018-present; Griffin Capital Company, LLC, 2017-present; Vice President, Cipperman Compliance Services, LLC, 2015-2017; Manager, Cipperman Compliance Services, LLC, 2013-2015; Regulatory Administration Associate, BNY Mellon Asset Servicing, 2012-2013.

			n/a	Chief Compliance Officer, Griffin Institutional Access Real Estate Fund, 2018-present.
Pete Greenly Age: 48	Assistant Treasurer Since 2017	Fund Controller, ALPS Fund Services, Inc., 2012-present.	n/a	Assistant Treasurer, Griffin Institutional Access Real Estate Fund, 2017-present.

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During Last 5 Years
Howard S. Hirsch Age: 51	Vice President and Assistant Secretary Since 2017

Vice President and General Counsel – Securities, Griffin Capital Company, LLC, 2014-present; Vice President and Secretary, Griffin Capital Essential Asset REIT II, Inc., 2014-present; Vice President and Secretary, Griffin Capital Essential Asset REIT, Inc., 2015-present; Vice President and Secretary, Griffin Capital BDC Corp., 2014-2017; Vice President, Griffin Capital BDC Advisor, LLC, 2014-2017; Shareholder, Baker Donelson, Caldwell & Berkowitz, PC, 2009-2014.

			n/a	Vice President and Assistant Secretary, Griffin Institutional Access Real Estate Fund, 2015-present.
Christopher Moore Age: 33	Assistant Secretary Since 2017	Vice President and Senior Counsel, ALPS Fund Services, Inc., 2016-present; Associate, Thompson Hine LLP, 2013-2016; Corporate Counsel, DSW, Inc., 2012-2013.	n/a	Assistant Secretary, Griffin Institutional Access Real Estate Fund, 2016-present; Secretary, RiverNorth Opportunities Fund, 2017-present.

*	The term of office for each Trustee and officer listed above will continue indefinitely.
**	The term “Fund Complex” refers to the Griffin Institutional Access Credit Fund and the Griffin Institutional Access Real Estate Fund.

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This Supplement, and each applicable Prospectus and SAI of the Fund, provide relevant information for all shareholders. Each Prospectus and SAI of the Fund have been filed with the U.S. Securities and Exchange Commission, and are incorporated by reference. These can be obtained without charge by calling the Fund at 1-888-926-2688 or by visiting http://www.griffincapital.com

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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